Significant Events - Re-acquisition of Solomon Power Station (Details) - CAD CAD in Millions			12 Months Ended
	Nov. 01, 2017	Aug. 01, 2017	Dec. 31, 2017
Investment [Line Items]
Consideration received			CAD (10)
Solomon Power Station | Fortescue Metals Group (FMG)
Investment [Line Items]
Consideration received		CAD 335
Cash consideration received	CAD 325